Offerings	Jan. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock ($0.0001 par value) reserved for issuance under the 2010 Equity Incentive Plan
Amount Registered | shares	2,583,311
Proposed Maximum Offering Price per Unit	19.80
Maximum Aggregate Offering Price	$ 51,149,557.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,831
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under any of the listed plans by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2) Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the Registrant’s 2010 Equity Incentive Plan, as amended (the “2010 EIP”), on January 1, 2025 pursuant to an “evergreen” provision contained in the 2010 EIP. Pursuant to such provision, on January 1st of each fiscal year commencing in 2011 and ending ten years from our 2016 annual meeting of stockholders, the number of shares authorized for issuance under the 2010 EIP is automatically increased by a number equal to the lesser of (i) 2,583,311 shares, (ii) four percent (4%) of the aggregate number of shares of Common Stock outstanding on December 31st of the preceding fiscal year, or (iii) a lesser number of shares that may be determined by the Registrant’s Board of Directors or a duly authorized committee of the Board of Directors.
(3) Estimated in accordance with paragraphs (c) and (h) of Rule 457 solely for the purpose of calculating the total registration fee. Computation based upon $19.80 per share, which is the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on January 28, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock ($0.0001 par value) reserved for issuance under the 2010 Employee Stock Purchase Plan
Amount Registered | shares	968,741
Proposed Maximum Offering Price per Unit	16.83
Maximum Aggregate Offering Price	$ 16,303,911.03
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,496.13
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under any of the listed plans by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(4) Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the Registrant’s 2010 Employee Stock Purchase Plan (the “2010 ESPP”) on January 1, 2025 pursuant to an “evergreen” provision contained in the 2010 ESPP. Pursuant to such provision, on January 1st of each fiscal year commencing after January 1, 2017, the number of shares authorized for issuance under the 2010 ESPP is automatically increased by a number equal to the lesser of (i) 968,741 shares of Common Stock, (ii) one and a quarter percent (1.25%) of the outstanding shares of the Registrant’s Common Stock on such date, or (iii) an amount determined by the Registrant’s Board of Directors or a duly authorized committee of the Board of Directors.
(5) Estimated in accordance with paragraphs (c) and (h) of Rule 457 solely for the purpose of calculating the total registration fee. Computation based upon 85% (see explanation in following sentence) of $19.80 per share, which is the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on January 28, 2025. Pursuant to the 2010 ESPP, which plan is incorporated by reference herein, the purchase price of a share of Common Stock shall be an amount equal to 85% of the fair market value of a share of Common Stock on the Offering Date or the Exercise Date (each as defined in such plan), whichever is lower.